ACQUISITION OF TARUS (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Loss before provision for income taxes	$ (85,930)	$ (122,522)	$ (14,817)
Net loss	(75,382)	(104,666)	(19,169)
Total comprehensive loss for year	$ (75,420)	(109,949)	(19,169)
Tarus Acquisition [Member]
IfrsStatementLineItems [Line Items]
Loss from operations		(16,277)	(17,931)
Loss before provision for income taxes		(122,239)	(17,164)
Net loss		(104,383)	(21,516)
Total comprehensive loss for year		$ (109,666)	$ (21,516)
Loss per share		$ (5.63)	$ (1.24)